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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 1. Name and address of issuer:  MIMLIC Series Fund, Inc.
                                 400 Robert Street North
                                 St. Paul, Minnesota 55101

 2. Name of each series or class of funds for which this notice is filed:
    Growth Portfolio; Bond Portfolio, Money Market Portfolio; Asset Allocation Portfolio; Mortgage Securities Portfolio; Index 500 Portfolio; Capital Appreciation Portfolio; International Stock Portfolio; Small Company Portfolio, Value Stock Portfolio; Maturing Government Bond Portfolio - 1998; Maturing Government Bond Portfolio - 2002; Maturing Government Bond Portfolio - 2006; Maturing Government Bond Portfolio - 2010

 3. Investment Company Act File Number:  811-4279

    Securities Act File Number:  2-96990

 4. Last day of fiscal year for which this notice is filed:  December 31, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                             /  /

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

 9. Number and aggregate sale price of securities sold during the fiscal year:
    446,128,421 shares, $698,549,982

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 11,521,483 shares, $15,071,514


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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not applicable

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $15,071,514
                                                   -----------------------------

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +       -0-
                                                   -----------------------------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -1,005,135
                                                   -----------------------------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +       -0-
                                                   -----------------------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):
                                                   14,066,379
                                                   -----------------------------

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                  x1/33 of 1%
                                                   -----------------------------

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                   4,263
                                                   -----------------------------
                                                   -----------------------------


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). /X/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 25, 1997


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* Paul H. Gooding
                          -----------------------------------------------------
                          Paul H. Gooding

                          President and Director of MIMLIC Series Fund, Inc.
                          -----------------------------------------------------

Date    February 26, 1997
        -------------------------------
   * Please print the name and title of the signing officer below the signature.


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THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

400 ROBERT STREET NORTH
ST. PAUL, MN 55101-2098
PH 612/298-3500

                                                              MINNESOTA MUTUAL


February  26, 1997


MIMLIC Series Fund, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Dear Sir or Madam:

I have acted as counsel to MIMLIC Series Fund, Inc., a Minnesota corporation (the "Fund"), in connection with the Fund's Registration Statement (File Number 2-96990). This opinion is addressed to you in connection with a filing by the Fund of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940. In that connection, I have examined such documents and have reviewed such questions of law as I have considered necessary and appropriate for the purposes of this opinion, and, based thereon, I advise you that, in my opinion:

     1. The Fund has been duly incorporated pursuant to Chapter 302A of the Minnesota Statues and is validly existing as a corporation in good standing under Minnesota law; and

     2. The 446,128,421 common shares, $.01 par value, of the Fund sold by the Fund during the fiscal year ended December 31, 1996, as set forth in the Notice, were legally issued, have been fully paid and are nonassessable.

Sincerely yours,

/s/ Donald F. Gruber

Donald F. Gruber
Senior Counsel

DFG/kmd